CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Adoption of new accounting standards CNY (¥)	Additional paid-in capital CNY (¥)	Treasury Shares CNY (¥) shares	Retained Earnings CNY (¥)	Retained Earnings Adoption of new accounting standards CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] Adoption of new accounting standards CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2019	¥ 22,249,697		¥ (90,770)	¥ 9,959,497		¥ 11,924,228	¥ (90,770)	¥ (56,656)	¥ 21,827,156	¥ (90,770)	¥ 422,541		¥ 76	¥ 11
Balance (in shares) at Dec. 31, 2019 | shares													117,584,362	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	5,919,356					5,906,957			5,906,957		12,399
Issuance of ordinary shares upon exercises of share options	¥ 895			895					895
Issuance of ordinary shares upon exercises of share options (in shares) | shares	157,429	157,429										157,429	157,429
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,481,693	1,481,693
Share-based compensation expense	¥ 835,529			835,529					835,529
Acquisition of additional equity interests in subsidiaries	(41,167)			(21,314)					(21,314)		(19,853)
Dilution on non-controlling interests due to Company's contribution to its subsidiary				703					703		(703)
Capital contribution from non-controlling interests shareholders	185,131			43,148					43,148		141,983
Disposal of a subsidiary	(2,463)										(2,463)
Non-controlling interests arising from acquisitions (Note 3)	346,647										346,647
Dividend distribution to non-controlling interest shareholders	(12,496)										(12,496)
Others	(2,272)			(2,272)					(2,272)
Changes of fair value of debt securities derived from the share of loss of an equity method investee	0
Foreign currency translation	(2,298)							(2,298)	(2,298)
Balance at Dec. 31, 2020	29,385,789			10,816,185		17,740,415		(58,954)	28,497,734		888,055		¥ 77	¥ 11
Balance (in shares) at Dec. 31, 2020 | shares													119,223,484	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	4,692,874					4,681,073			4,681,073		11,801
Conversion of ordinary shares (Note 18) (in shares) | shares													950,000	(950,000)
Issuance of ordinary shares upon exercises of share options	¥ 419,814			419,812					419,814				¥ 2
Issuance of ordinary shares upon exercises of share options (in shares) | shares	1,646,137	1,646,137										1,646,137	1,646,137
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,156,264	1,156,264
Share-based compensation expense	¥ 859,220			859,220					859,220
Acquisition of additional equity interests in subsidiaries	(15,082)			(18,050)					(18,050)		2,968
Capital contribution from non-controlling interests shareholders	461,148			150,471					150,471		310,677
Repurchase of ordinary shares (Note 18) (in shares) | shares					2,742,990								(2,742,990)
Repurchase of ordinary shares (Note 18)	(1,927,719)				¥ (1,927,719)				(1,927,719)
Dividend distribution to non-controlling interest shareholders	(18,083)										(18,083)
Changes of fair value of debt securities derived from the share of loss of an equity method investee	0
Foreign currency translation	(29,645)							(29,645)	(29,645)
Balance at Dec. 31, 2021	33,828,316			12,227,637	¥ (1,927,719)	22,421,488		(88,599)	32,632,898		1,195,418		¥ 80	¥ 11
Balance (in shares) at Dec. 31, 2021 | shares					2,742,990								120,232,895	15,560,358
Increase (Decrease) in Shareholders' Equity
Net income	6,311,835	$ 915,131			¥ 0	6,298,816			6,298,816		13,019
Issuance of ordinary shares upon exercises of share options (in shares) | shares												0
Issuance of ordinary shares upon vesting of shares awards	0			0					0				¥ 0
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,084,205	1,084,205
Share-based compensation expense	854,930			854,930					854,930
Acquisition of additional equity interests in subsidiaries	(27,105)			2,453					2,453		(29,558)
Capital contribution from non-controlling interests shareholders	191,195			6,761					6,761		184,434
Repurchase of ordinary shares (Note 18) (in shares) | shares					19,695,770								(19,695,770)
Repurchase of ordinary shares (Note 18)	(6,424,792)				¥ (6,424,792)				(6,424,792)
Dividend distribution to non-controlling interest shareholders	(42,307)										(42,307)
Changes of fair value of debt securities derived from the share of loss of an equity method investee	(8,733)	(1,266)						(8,733)	(8,733)
Foreign currency translation	(610,296)	(88,485)						(610,296)	(610,296)
Balance at Dec. 31, 2022	¥ 34,073,043	$ 4,940,129		¥ 13,091,781	¥ (8,352,511)	¥ 28,720,304		¥ (707,628)	¥ 32,752,037		¥ 1,321,006		¥ 80	¥ 11
Balance (in shares) at Dec. 31, 2022 | shares					22,438,760								101,621,330	15,560,358